UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     Orinda, CA     January 31, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $1,044,572 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVO INC                       COM              007585102      416    12768 SH       SOLE                    12768        0        0
AMERICAN INTL GROUP INC        COM              026874107     4629    64600 SH       SOLE                    64600        0        0
AT ROAD INC                    COM              04648K105      813   111400 SH       SOLE                   111400        0        0
BED BATH & BEYOND INC          COM              075896100    78247  2053740 SH       SOLE                  2053740        0        0
CARDINAL HEALTH INC            COM              14149Y108    53062   823562 SH       SOLE                   823562        0        0
CHEVRON CORP NEW               COM              166764100      382     5200 SH       SOLE                     5200        0        0
CITADEL BROADCASTING CORP      COM              17285T106    16504  1657025 SH       SOLE                  1657025        0        0
CITADEL BROADCASTING CORP      NOTE 1.875% 2/1  17285TAB2      664   800000 PRN      SOLE                   800000        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     1088    30600 SH       SOLE                    30600        0        0
CLOROX CO DEL                  COM              189054109    86194  1343636 SH       SOLE                  1343636        0        0
COX RADIO INC                  CL A             224051102    19084  1170785 SH       SOLE                  1170785        0        0
EXXON MOBIL CORP               COM              30231G102      283     3696 SH       SOLE                     3696        0        0
GENERAL ELECTRIC CO            COM              369604103      367     9850 SH       SOLE                     9850        0        0
ICOS CORP                      COM              449295104     1521    45000 SH       SOLE                    45000        0        0
MICROSOFT CORP                 COM              594918104   117442  3933090 SH       SOLE                  3933090        0        0
NETOPIA INC                    COM              64114K104       80    11501 SH       SOLE                    11501        0        0
NIKE INC                       CL B             654106103    90997   918885 SH       SOLE                   918885        0        0
PAYCHEX INC                    COM              704326107   133316  3371683 SH       SOLE                  3371683        0        0
PORTALPLAYER INC               COM              736187204      452    33600 SH       SOLE                    33600        0        0
PROGRESSIVE CORP OHIO          COM              743315103    88404  3650045 SH       SOLE                  3650045        0        0
SEALED AIR CORP NEW            COM              81211K100    65809  1013695 SH       SOLE                  1013695        0        0
STRYKER CORP                   COM              863667101    63662  1155185 SH       SOLE                  1155185        0        0
US BANCORP DEL                 COM NEW          902973304      362     9993 SH       SOLE                     9993        0        0
VIACOM INC NEW                 CL B             92553P201    41774  1018142 SH       SOLE                  1018142        0        0
WATERS CORP                    COM              941848103    79573  1624925 SH       SOLE                  1624925        0        0
WELLS FARGO & CO NEW           COM              949746101    99447  2796590 SH       SOLE                  2796590        0        0